Long-Term Debt - Additional Information (Details) $ in Millions						12 Months Ended
	Feb. 21, 2020 USD ($)	Dec. 05, 2019 AUD ($)	Dec. 05, 2019 USD ($)	Jul. 10, 2018 USD ($)	Apr. 06, 2018 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 USD ($)	Jul. 10, 2018 EUR (€)	Apr. 24, 2018	Mar. 06, 2018 AUD ($)	Mar. 06, 2018 USD ($)	Feb. 27, 2018 AUD ($)	Feb. 27, 2018 USD ($)
Disclosure Of Long Term Debt [Line Items]
Carrying amount of long-term debt							$ 4,931,175,000		$ 5,446,958,000
Percentage of aggregate principal amount				0.25%						0.25%
Percentage of equity interests acquired											100.00%
BetEasy
Disclosure Of Long Term Debt [Line Items]
Percentage of equity interests acquired									18.00%		18.00%	80.00%	80.00%	62.00%	62.00%
Financial liabilities															$ 59,200,000
Loan from minority shareholders														$ 19.7	$ 15,500,000
Repayment of loan								$ 8.2	$ 6,200,000
Discharged loan from shareholder								11.5	8,600,000
Loans from noncontrolling interests												$ 47.4	$ 35,100,000
Equity contribution by noncontrolling interest												$ 15.8	$ 12,100,000
Additional shareholder loan by non-controlling interest						$ 7.0	$ 4,900,000	$ 2.5	1,800,000
Repayment of long-term debt		$ 56.9	$ 38,900,000
Senior Notes due 2026
Disclosure Of Long Term Debt [Line Items]
Contractual interest rate				7.00%						7.00%
Aggregate principal amount				$ 1,000,000,000.00
Redemption price as a percentage						101.00%	101.00%
Senior Notes
Disclosure Of Long Term Debt [Line Items]
Carrying amount of long-term debt							$ 982,033,000		980,008,000
Contractual interest rate							7.00%
Aggregate principal amount							$ 1,000,000,000		1,000,000,000
Carrying value of embedded derivative							109,900,000
Fair value of embedded derivative									11,600,000
USD second lien term loan | Stars Interactive Group
Disclosure Of Long Term Debt [Line Items]
Termination costs on debt extinguishment					$ 0
USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Carrying amount of long-term debt							$ 3,014,409,000		3,479,823,000
Contractual interest rate							5.60%
Aggregate principal amount							$ 3,071,375,000		3,557,125,000
USD First Lien Term Loan | Stars Interactive Group
Disclosure Of Long Term Debt [Line Items]
Termination costs on debt extinguishment				$ 0
First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Contractual interest rate							2.82%
LIBOR
Disclosure Of Long Term Debt [Line Items]
Floor rate				0.00%						0.00%
Maximum | Senior Notes
Disclosure Of Long Term Debt [Line Items]
Percentage of aggregate principal amount							40.00%
Purchased call options | Senior Notes
Disclosure Of Long Term Debt [Line Items]
Redemption price as a percentage						107.00%	107.00%
First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Carrying amount of long-term debt				$ 4,567,000,000
Senior Notes
Disclosure Of Long Term Debt [Line Items]
Carrying amount of long-term debt				1,000,000,000
Proceeds from issue of debt				621,800,000
Revolving Credit Facilities
Disclosure Of Long Term Debt [Line Items]
Carrying amount of long-term debt				700,000,000			$ 0		0
Drawings on revolving credit facility				$ 100,000,000
Variation in interest rate margin				3.25%						3.25%
Letter of credit issued							74,000,000		74,200,000
Undrawn borrowing facilities							626,000,000		$ 625,800,000
Revolving Credit Facilities | Minimum
Disclosure Of Long Term Debt [Line Items]
Commitment fee percentage				0.25%
Revolving Credit Facilities | Maximum
Disclosure Of Long Term Debt [Line Items]
Commitment fee percentage				0.375%
USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Carrying amount of long-term debt				$ 3,575,000,000.000
Secured debt leverage ratio				675.00%
Repayment Of Long-Term Debt							450,000,000
Repayment of long-term debt							$ 485,750,000
USD First Lien Term Loan | Prepayment Of Loan
Disclosure Of Long Term Debt [Line Items]
Repayment of long-term debt	$ 100,000,000
USD First Lien Term Loan | LIBOR
Disclosure Of Long Term Debt [Line Items]
Percentage added to reference rate				3.50%						3.50%
EUR First Lien Term Loan | EURIBOR
Disclosure Of Long Term Debt [Line Items]
Carrying amount of long-term debt | €										€ 850,000,000
Percentage added to reference rate				3.75%						3.75%
Put-call option | Senior Notes
Disclosure Of Long Term Debt [Line Items]
Redemption price as a percentage						100.00%	100.00%